Statement of Changes in Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Unearned Stock Compensation [Member]	Retained Earnings	Total
Beginning Balance at Dec. 31, 2008	$ 2	$ 99,445	$ 1,892,373	$ (88,333)	$ (1,399,897)	$ 503,590
Beginning Balance (Shares) at Dec. 31, 2008	2,000	99,444,833	0	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)	0	0	0	20,000	0	20,000
Waiver of related party expense	0	0	22,440	0	0	22,440
Options issued for services	0	0	6,324	0	0	6,324
Common shares issued for services	0	4,517	791,873	0	0	796,390
Common shares issued for services (Shares)	0	4,517,500	0	0	0	0
Common shares issued for purchase of assets	0	150	22,350	0	0	22,500
Common shares issued for purchase of assets (Shares)	0	150,000	0	0	0	0
Common shares issued for cash	0	1,842	174,158	0	0	176,000
Common shares issued for cash (Shares)	0	1,842,062	0	0	0	0
Net Income (Loss)	0	0	0	0	(783,738)	(783,738)
Balance at Dec. 31, 2009	2	105,954	2,909,518	(68,333)	(2,183,635)	763,506
Balance (Shares) at Dec. 31, 2009	2,000	105,954,395	0	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)	0	0	0	20,000	0	20,000
Waiver of related party expense	0	0	22,440	0	0	22,440
Options issued for services	0	0	2,108	0	0	2,108
Common shares issued for services	0	2,426	237,717	0	0	240,143
Common shares issued for services (Shares)	0	2,426,000	0	0	0	0
Common shares issued for investment in Joint Venture	0	250	23,500	0	0	23,750
Common shares issued for investment in Joint Venture (Shares)	0	250,000	0	0	0	0
Common shares issued for cash	0	14,815	1,985,185	0	0	2,000,000
Common shares issued for cash (Shares)	0	14,814,814	0	0	0	0
Net Income (Loss)	0	0	0	0	23,600	23,600
Balance at Dec. 31, 2010	$ 2	$ 123,445	$ 5,180,468	$ (48,333)	$ (2,160,035)	$ 3,095,547
Balance (Shares) at Dec. 31, 2010	2,000	123,445,209	0	0	0	0